Long-Term Debt - Senior Notes (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014 USD ($) Rate	Mar. 31, 2015 USD ($)	May. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fixed Charge, Coverage Ratio Period		12 months
Debt Instrument, Fixed Charge, Coverage Ratio | Rate		1.25
Debt Instrument, Redemption Price, Percentage		100.00%
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 2,000,000,000		$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%	5.625%			5.625%
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 1,000,000,000	$ 1,000,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	6.25%	6.25%			6.25%
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 1,500,000,000	$ 1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%	5.625%			5.625%
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 2,000,000,000		$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%	5.75%
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 2,000,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	5.625%		5.625%
Debt Instrument Registration Period	360 days